Concentration of Risk (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.70%	14.70%
Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	92.30%	85.30%
Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%	10.00%